Note 5 - Segment Analysis (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of disaggregation of revenue from contracts with customers [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
CONTINUING OPERATIONS
Rendering of services	255,073	149,025	116,058